Long Term Debt - Notes Payable (Annual and Quarter) (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Aug. 31, 2011
Debt Instrument, Interest Rate at Period End				8.00%
Convertible Notes Payable				$ 1,475,000
Notes Payable to Affiliate			200,000
Accrued Interest			90,088
Debt Conversion, Converted Instrument, Shares Issued (in Shares)	28,135,234	28,135,234
Debt Instrument, Issuance Date	Apr. 19, 2012
Debt Instrument, Convertible, Effective Interest Rate	8.00%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	6,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.001
Convertible Debenture, Principal Outstanding	300,000
Senior Debt Obligations [Member] | Securities Purchase Agreement [Member]
Debt Instrument, Face Amount	35,000
Debt Instrument, Increase, Additional Borrowings	$ 465,000